Restricted Assets - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Workers' Compensation Insurance and Reserves [Line Items]
Profit after taxation transferred to general reserve fund	10.00%
Maximum profit after taxation transferred to general reserve fund	50.00%
General reserve fund of PRC subsidiaries	¥ 291,172	¥ 269,652
Restricted share capital of PRC subsidiaries	1,473,886	1,501,288
Restricted net assets	1,771,647	1,773,440
Variable Interest Entity, Primary Beneficiary
Workers' Compensation Insurance and Reserves [Line Items]
Restricted net assets	¥ 627,567	¥ 655,509